Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

On October 10, 2025, the Company paid a regular quarterly dividend of $276 to all shareholders of record as of August 18, 2025 (Note 12).

On October 31, 2025, the Company expanded its ownership in RGI, increasing its stake by Euro 2.1 million (or $2,405) as per the installment terms of the RGI shareholders’ agreement (Note 9).

Additionally, on October 31, 2025, the Company provided a short-term (30-day) Euro 2.1 million (or $2,466) convertible loan facility to RGI with interest paid in shares.

On November 4, 2025, the company made a Euro 0.25 million (or $290) pre-seed investment in a maritime technology platform developing AI-powered solutions to optimize ship technical management and other operations.

 On November 10, 2025, the Company declared a dividend of $0.09 per common share for the third quarter of 2025, payable on or about January 9, 2026, to all shareholders of record as of December 29, 2025.

On November 12, 2025, the Company extended its buyback plan until December 31, 2026.